AMOUNT DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
Amount Due To Related Parties
SCHEDULE OF AMOUNT DUE TO RELATED PARTY

	As of June 30,
	2024	2025
	S$	S$
Due to related parties
- Premium-Rich Engineering Pte. Ltd.(1)	56,167	8,491
- LRS-Premium Pte. Ltd(2)	813,725	31,062
Amount due to related parties	869,892	39,553

(1)	100% shares held by Mr. Gao

(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao